United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 13, 2006

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$120,710,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1173    21950 SH       Sole                    21950
Alcoa Inc.                     COM              013817101      381    12900 SH       Sole                    12900
Alliance Capital Management LP COM              018548107      955    16900 SH       Sole                    16900
Amerada Hess                   COM              023551104      663     5226 SH       Sole                     5226
American Express               COM              025816109     1173    22800 SH       Sole                    22800
American International Group   COM              026874107      987    14459 SH       Sole                    14459
BHP Ltd.                       COM              088606108      501    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1899    29570 SH       Sole                    29570
Bank of New York Co.           COM              064057102      717    22500 SH       Sole                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1227      418 SH       Sole                      418
Bristol-Myers Squibb           COM              110122108      910    39600 SH       Sole                    39600
Brookfield Asset Management    COM              112585104      625    12425 SH       Sole                    12425
Burlington Resources           COM              122014103      345     4000 SH       Sole                     4000
Cablevision NY Group           COM              12686c109      567    24167 SH       Sole                    24167
Cabot Corp.                    COM              127055101      465    13000 SH       Sole                    13000
Cardinal Health                COM              14149Y108      296     4305 SH       Sole                     4305
Caremark RX, Inc.              COM              141705103      607    11725 SH       Sole                    11725
Cendant Corp.                  COM              151313103     3240   187800 SH       Sole                   187800
Charles Schwab Corp.           COM              808513105     8160   556217 SH       Sole                   556217
ChevronTexaco Corp.            COM              166751107     1442    25400 SH       Sole                    25400
Chicago Mercantile Exchange Ho COM              167760107      551     1500 SH       Sole                     1500
CitiGroup Inc.                 COM              172967101     7014   144536 SH       Sole                   144536
Coca Cola Co.                  COM              191216100      379     9400 SH       Sole                     9400
Colgate-Palmolive              COM              194162103      340     6200 SH       Sole                     6200
Comcast Class A Special        COM              200300200      678    26402 SH       Sole                    26402
Comcast Corp. Cl A             COM              20030N101      295    11378 SH       Sole                    11378
Commerce Bancorp Inc. NJ       COM              200519106      895    26000 SH       Sole                    26000
ConocoPhillips                 COM              20825C104     1044    17952 SH       Sole                    17952
Copano Energy, LLC             COM              217202100      320     8200 SH       Sole                     8200
Crescent Real Estate Equities  COM              225756105      530    26750 SH       Sole                    26750
Criimi Mae Inc.                COM              226603504      436    22000 SH       Sole                    22000
Deere & Co.                    COM              244199105      409     6000 SH       Sole                     6000
Discovery Holdings Ser A       COM              25468y107      267    17606 SH       Sole                    17606
Duke Energy Corp.              COM              264399106      428    15600 SH       Sole                    15600
Duke Realty Corp.              COM              264411505      672    20106 SH       Sole                    20106
Eastgroup Properties           COM              277276101      598    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1531    33762 SH       Sole                    33762
Exxon Mobil Corporation        COM              30231G102     3132    55762 SH       Sole                    55762
FPL Group Inc.                 COM              302571104      416    10000 SH       Sole                    10000
First Nat'l Bank Nebraska      COM              335720108     4800     1000 SH       Sole                     1000
Fluor Corp.                    COM              343412102      773    10000 SH       Sole                    10000
Freddie Mac (Federal Home LN M COM              313400301     1070    16375 SH       Sole                    16375
General Electric               COM              369604103     4912   140148 SH       Sole                   140148
HCA Inc.                       COM              404119109     1310    25950 SH       Sole                    25950
HSBC Holdings PLC              COM              404280406     1867    23200 SH       Sole                    23200
Hollinger International        COM              435569108      353    39400 SH       Sole                    39400
Honeywell Intl.                COM              438506107      670    18000 SH       Sole                    18000
Icici Bank LTD                 COM              45104G104      677    23500 SH       Sole                    23500
IndyMac Bancorp Inc.           COM              456607100      297     7600 SH       Sole                     7600
International Paper            COM              460146103      403    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101      251     3058 SH       Sole                     3058
Johnson & Johnson              COM              478160104    11030   183535 SH       Sole                   183535
Kerr-McGee Corp.               COM              492386107      871     9585 SH       Sole                     9585
Keyspan Corporation            COM              49337w100      214     6000 SH       Sole                     6000
Kinder Morgan Energy Partners  COM              494550106      478    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     2254    47499 SH       Sole                    47499
Level 3 Communications         COM              52729N100       88    30500 SH       Sole                    30500
Liberty Global Inc. Cl A       COM              530555101      687    30514 SH       Sole                    30514
Liberty Global Inc. Ser C      COM              530555309      647    30514 SH       Sole                    30514
Liberty Media Corp. Series A   COM              530718105     1574   199975 SH       Sole                   199975
Magellan Midstream Ptnrs LP    COM              559080106     1985    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      353     6000 SH       Sole                     6000
Markwest Energy Ptnr LP        COM              570759100      209     4500 SH       Sole                     4500
Marriott Intl Inc. CL A        COM              571903202     1674    25000 SH       Sole                    25000
Merck & Co.                    COM              589331107     5045   158600 SH       Sole                   158600
Monsanto Co.                   COM              61166w101      698     9000 SH       Sole                     9000
Nacco Inds Inc. CL A           COM              652957910      845     7215 SH       Sole                     7215
National Australia Bank        COM              632525408      546     4600 SH       Sole                     4600
News Corp CL A                 COM              65248e104     1752   112664 SH       Sole                   112664
Northern Border Partners       COM              664785102     1728    41150 SH       Sole                    41150
Pfizer Inc.                    COM              717081103      309    13250 SH       Sole                    13250
Plum Creek Timber Co           COM              729251108      216     6000 SH       Sole                     6000
Procter & Gamble               COM              742718109      845    14600 SH       Sole                    14600
Rayonier Inc.                  COM              754907103     2100    52687 SH       Sole                    52687
Royal Dutch Shell PLC          COM              780259206     1211    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1251    22150 SH       Sole                    22150
Shinsei Bank LTD               COM              996730933      289    50000 SH       Sole                    50000
Sprint Nextel Corp.            COM              852061100      208     8897 SH       Sole                     8897
St. Joe Company                COM              790148100     1943    28900 SH       Sole                    28900
St. Paul Travelers Companies I COM              792860108      366     8192 SH       Sole                     8192
Suncor Energy Inc.             COM              867229106      284     4500 SH       Sole                     4500
Texas Instruments Inc.         COM              882508104     1539    48000 SH       Sole                    48000
U.S. Bancorp                   COM              902973304     2348    78545 SH       Sole                    78545
United Dominion Realty         COM              910197102      238    10150 SH       Sole                    10150
W.P. Carey & Co., LLC          COM              92930Y107     2059    81175 SH       Sole                    81175
Walt Disney Co.                COM              254687106      824    34365 SH       Sole                    34365
Waste Management               COM              94106L109     1039    34225 SH       Sole                    34225
Wells Fargo & Co.              COM              949746101     2890    46000 SH       Sole                    46000
Wellsford Real Properties Inc. COM              950240101       60    10000 SH       Sole                    10000
Westpac Banking Corp (ADR)     COM              961214301      334     4000 SH       Sole                     4000
White Mountains Insurance Grou COM              G9618E107     1133     2029 SH       Sole                     2029
Williams Cos Inc.              COM              969457100      414    17850 SH       Sole                    17850
Wyeth                          COM              026609107      995    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      681    10112 SH       Sole                    10112
Zimmer Holdings Inc.           COM              98956p102      335     4960 SH       Sole                     4960
Partnerre Cap Tr I Pfd SECS 7. PRD              70212C209      245     9600 SH       Sole                     9600
The Chubb Corp Pfd. B          PRD              171232507      224     6375 SH       Sole                     6375
REPORT SUMMARY		       97 DATA RECORDS	            120710       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED